SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Convertible Note Payable
Note payable	$ 9,743,333
Less: debt discount	(1,994,893)
Note payable, net	$ 7,748,440